Average Annual Total Returns			12 Months Ended	60 Months Ended	84 Months Ended	89 Months Ended	108 Months Ended	120 Months Ended	408 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Penn Capital Short Duration High Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)		1.05%
Performance Inception Date		Jul. 17, 2017
Penn Capital Short Duration High Income Fund | ICE BofA 1-3 Year BB US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent			6.69%	4.15%		4.24%
Performance Inception Date		Jul. 17, 2017
Penn Capital Short Duration High Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.19%	3.51%		3.46%
Performance Inception Date		Jul. 17, 2017
Penn Capital Short Duration High Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.43%	1.67%		1.76%
Performance Inception Date		Jul. 17, 2017
Penn Capital Short Duration High Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.21%	1.87%		1.89%
Performance Inception Date		Jul. 17, 2017
Penn Capital Special Situations Small Cap Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%			13.94%
Performance Inception Date		Dec. 17, 2015
Penn Capital Special Situations Small Cap Equity Fund | Bloomberg US 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.95%	8.75%			9.89%
Performance Inception Date		Dec. 17, 2015
Penn Capital Special Situations Small Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.03%	11.52%			11.26%
Performance Inception Date		Dec. 17, 2015
Penn Capital Special Situations Small Cap Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.63%	10.03%			9.39%
Performance Inception Date		Dec. 17, 2015
Penn Capital Special Situations Small Cap Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.03%	8.89%			8.52%
Performance Inception Date		Dec. 17, 2015
P/E Global Enhanced International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.82%	4.73%	4.22%
Performance Inception Date		Dec. 26, 2017
P/E Global Enhanced International Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		20.80%	12.26%	11.95%
Performance Inception Date		Dec. 26, 2017
P/E Global Enhanced International Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.47%	10.77%	10.89%
Performance Inception Date		Dec. 26, 2017
P/E Global Enhanced International Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.56%	9.33%	9.40%
Performance Inception Date		Dec. 26, 2017
Torray Equity Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.17%	10.70%				10.39%
Performance Inception Date		Dec. 31, 1990
Torray Equity Income Fund | ICE BofA 1-3 Year BB US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[3]		25.02%	14.53%				13.10%	11.03%
Performance Inception Date		Dec. 31, 1990
Torray Equity Income Fund | Torray Equity Income Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.72%	8.45%				7.35%	9.50%
Performance Inception Date		Dec. 31, 1990
Torray Equity Income Fund | Torray Equity Income Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.94%	6.51%				5.76%	8.48%
Performance Inception Date		Dec. 31, 1990
Torray Equity Income Fund | Torray Equity Income Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.50%	6.32%				5.57%	8.16%
Performance Inception Date		Dec. 31, 1990

[1]	The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, and excluding the U.S. and Canada. The MSCI EAFE Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries, as of October 31, 2025. The ICE Futures Europe, ICE Futures US and Chicago Board Options Exchange (CBOE) are licensed to list futures contracts on this Index.
[2]	Institutional Class Shares of the Fund commenced operations on December 29, 2022. Performance shown prior to inception of the Institutional Class Shares is based on the performance of the Predecessor Fund before expense limitations.
[3]	The Morningstar US Large-Mid Cap Broad Value Index is designed to provide comprehensive, consistent representation of the large-mid cap value segment of the US equity market. The S&P 500 Total Return Index measures the performance of 500 large-capitalization U.S. companies. These indexes are unmanaged and do not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.